Summary of Significant Accounting Policies (Schedule of Basic and Diluted EPS) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Loss available to common stockholders'	$ (670,365)	$ (744,398)	$ (616,064)	$ (1,011,863)	$ (1,414,763)	$ (1,627,927)	$ (2,983,429)	$ (1,557,405)
Denominator:
Weighted average number of common shares outstanding	72,929,763		64,670,884		71,977,253	63,245,666	65,012,738	54,842,727
Basic and diluted LPS	$ (0.01)		$ (0.01)		$ (0.02)	$ (0.03)	$ (0.05)	$ (0.03)
Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):
Preferred stock (convertible)	24,900,000		24,900,000		24,900,000	24,900,000	24,900,000	24,900,000